Nov. 13, 2015
Equinox Systematica Macro Fund
Equinox Systematica Macro Fund (formerly, Equinox BlueCrest Systematic Macro Fund)

Supplement dated November 13, 2015 ("Supplement") to the Prospectus of the Equinox Systematica Macro Fund (formerly, Equinox BlueCrest Systematic Macro Fund) dated July 29, 2015

Name Change of Equinox BlueCrest Systematic Macro Fund to Equinox Systematica Macro Fund

The Board of Trustees of the Trust approved, effective November 13, 2015, the name change of the Equinox BlueCrest Systematic Macro Fund to the Equinox Systematica Macro Fund. Accordingly, effective November 13, 2015, all references to Equinox BlueCrest Systematic Macro Fund are replaced with Equinox Systematica Macro Fund.